File No. 333-157977

As filed with the SEC on March 13, 2009
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No. 1
(Check appropriate box or boxes)

FEDERATED STOCK AND BOND FUND
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
4000 Ericsson Drive, Warrendale,
Pennsylvania 15086-7561
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire
Dickstein Shapiro LLP
1825 Eye Street
Washington, DC  20006

Acquisition of the assets of

FEDERATED TARGET ETF FUND 2015
FEDERATED TARGET ETF FUND 2025
FEDERATED TARGET ETF FUND 2035
portfolios of Federated Managed Allocation Portfolios

By and in exchange for Class A Shares, Class K Shares and Institutional Shares of

FEDERATED STOCK AND BOND FUND
a portfolio of Federated Stock and Bond Fund

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, Class K Shares and Institutional  Shares without par value, of Federated Stock and Bond Fund

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PART C.	OTHER INFORMATION.

Item 15                   Indemnification:

The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or officer of the Trust or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct").

Item 16.	Exhibits:

1.1	Conformed copy of Declaration of Trust of the
Registrant; (33)
2.	Copy of By-Laws of the Registrant; (33)
3.	Not Applicable
4.	Forms of Agreement and Plans of Reorganization are filed herewith as Exhibit A to the Proxy Statement/Prospectus
5.1	Not Applicable
6.1	Form of Investment Advisory Contract of the Registrant; (13)
6.2	Conformed copy of the amendment to the Investment Advisory Contract of the Registrant; (21)
6.3	Conformed copy of Assignment of Investment Advisory Contract of the Registrant; (24)
6.4	Conformed copy of Investment Advisory Contract of the Registrant; (30)
6.5	Conformed copy of Sub-Advisory Agreement of the Registrant; (30)
6.6
Conformed copy of Investment Advisory Contract, Sub-Advisory Contract between the Registrant and Federated Equity Management Company of Pennsylvania and Sub-Advisory Contract between the Registrant and Federated Investment Management Company of the Registrant; (33);

7.1	Conformed copy of Distributor’s Contract including Exhibit A of the Registrant; (12)
7.2	Conformed copy of Exhibit B to the Distributors Contract of the Registrant; (15)
7.3	Conformed Copy of Distributor’s Contract and Exhibit 1 to the Distributor’s Contract of the Registrant; (18)
7.4	Conformed copy of Amendment dated June 1, 2001 to the Distributor’s Contract of the Registrant; (21)
7.5	Conformed copy of Exhibit B and C to the Distributor’s Contract of the Registrant; (23)
7.6	Conformed copy of Amendment dated October 1, 2003 to the Distributor’s Contract of the Registrant; (24)
7.7	Conformed copy of Distributor’s Contract including Exhibit A, Exhibit B and Exhibit C of the Registrant; (33)
7.8	Conformed copy of Schedule A to Distributor’s Contract of the Registrant; (34)
8.	Not Applicable
9.1	Conformed Copy of the Custodian Agreement of the Registrant; (13)
9.2	Conformed copy of Custodian Fee Schedule; (17)
9.3	Conformed copy of Amendment to Custodian Agreement of the Registrant; (18)
10.1	Conformed Copy of Distribution Plan of the Registrant dated February 12, 2004, with Exhibit A and B; (25)
10.2	Conformed Copy of Exhibit 1 Amendment to Distribution Plan of the Registrant (Class B Shares); (18)
10.3	Copy of Distribution Plan of the Registrant dated May 16, 2008, with Exhibit B and C to the Distribution Plan of the Registrant; (33)
10.4	Conformed copy of Schedule A to the Distribution Plan (Class B Shares); (34)
11.1	Form of Opinion and Consent of Counsel as to legality of Shares being issued; (+)
12.1	Form of Opinion regarding tax consequences of Reorganization of Federated Target ETF Fund 2015 ; (+)
12.2	Form of Opinion regarding tax consequences of Reorganization of Federated Target ETF Fund 2025; (+)
12.3	Form of Opinion regarding tax consequences of Reorganization of Federated Target ETF Fund 2035; (+)
13.1	Conformed copy of Amended and Restated Shareholder Services Agreement; (17)
13.2	Conformed copy of Principal Shareholder Servicer’s Agreement (Class B Shares); (18)
13.3	Conformed copy of Shareholder Services Agreement (Class B Shares); (18)
13.4	The responses described in Item 23(e)(iv) are hereby incorporated by reference.
13.5                      The Registrant hereby incorporates the conformed copy of theSecond Amended and Restated Shareholder Services Agreement fromItem (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (Files Nos. 33-48847 and 811-07021);

13.6
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004.  (File Nos. 33-50773 and 811-7115);

13.7
The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Transfer Agency Services, Administrative Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387).

13.8
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004.  (File Nos.  33-29838 and 811-5843.

13.9
The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A, revised 6/30/04, from Item 23(h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004.  (File Nos.  33-29838 and 811-5843.

13.10
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix) of the Federated Total Return government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005.  (File Nos. 33-60411 and 811-07309).

13.11
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1. 2005 from Item 23(h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005.  (File Nos. 33-29838 and 811-5843);

13.12
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);

13.13                                Conformed copy of the Financial Administration and AccountingServices Agreement; (30)

13.14                                Conformed copy of Schedule 1 to the Second Amended & RestatedServices Agreement; (34)

13.15                                Conformed copy of Schedule A to the Principal ShareholderServicer’s Agreement (Class B Shares); (34)

13.16                                Conformed copy of Schedule A to the Amended and RestatedShareholder Services Agreement of the Registrant; (34)

13.17                                Conformed copy of Amendment dated January 1, 2008 to the TransferAgency and Service Agreement dated July 1, 2004 of theRegistrant; (34)

13.18                                Conformed copy of Schedule A to the Transfer Agency and ServiceAgreement of the Registrant; (34)

14.1	Conformed copy of Consent of Independent Auditors for Federated ETF Funds and Federated Stock and Bond Fund (35)
15.	Not Applicable
16.1	Conformed copy of Unanimous Consent of Trustees for Power of Attorney (35)
16.2	Conformed copy of Power of Attorney of the Registrant(35)
17.1	Form of Proxy (35)
17.2	Form of Ballot (35)
+	Exhibit is being filed electronically with registration statement; indicate by footnote

9	PEA No. 52 filed on February 27, 1981.
12	PEA No. 83 filed on December 28, 1993.
13	PEA No. 85 filed on December 29, 1994.
14	PEA No. 87 filed on December 27, 1995
15	PEA No. 88 filed on July 1, 1996
16	PEA No. 91 filed on December 23, 1996
17	PEA No. 94 filed on October 31, 1997
18	PEA No. 96 filed on December 29, 1997
19	PEA No. 98 filed on December 30, 1998
20	PEA No. 101 filed on December 28, 2000
21	PEA No. 102 filed on December 26, 2001
22	PEA No. 103 filed on December 30, 2002
23	PEA No. 105 filed on April 01, 2003
24	PEA No. 106 filed on January 23, 2004
25	PEA No. 107 filed on November 12, 2004
26	PEA No. 109 filed on January 30, 2006
27	PEA No. 110 filed on November 15, 2006
28	PEA No. 111 filed on January 24, 2007
29	PEA No. 112 filed on January 26, 2007
30	PEA No. 113 filed on November 19, 2007
31	PEA No. 114 filed on January 28, 2008
32	PEA No. 115 filed on May 21, 2008
33	PEA No. 118 filed on September 5, 2008
34	PEA No. 119 filed on January 29, 2009
35	Initial Registration Statement Filed March 16, 2009

Item 17.	Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED STOCK AND BOND FUND, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of October, 2009.

FEDERATED STOCK AND BOND FUND

By: /s/ Todd P. Zerega
Todd P. Zerega, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                                                                   TITLE                                                  DATE

By:           /s/ Todd P. Zerega                                                        Attorney In Fact                                                October 15, 2009
Todd P. Zerega                                                           For the Persons
ASSISTANT SECRETARY                                                  Listed Below

NAME                                                                                   TITLE

John F. Donahue*                                                                           Trustee

J. Christopher Donahue*                                                                        President and Trustee
        (Principal Executive Officer)

Richard A. Novak*                                                                                  Treasurer
        (Principal Financial Officer)
Thomas G. Bigley*                                                                                  Trustee

John T. Conroy, Jr.*                                                                                Trustee

Nicholas P. Constantakis*                                                                      Trustee

John F. Cunningham*                                                                              Trustee

Peter E. Madden*                                                                                     Trustee

Charles F. Mansfield, Jr.*                                                                        Trustee

R. James Nicholson                                                                                  Trustee

Thomas M. O’Neil*                                                                                  Trustee

John S. Walsh*                                                                                         Trustee

James F. Will*                                                                                           Trustee
* By Power of Attorney